Condensed unaudited interim consolidated statements of cash flows - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Condensed unaudited interim consolidated statements of cash flows
Net loss	$ (54,121)	$ (840,654)	$ (409,859)	$ (1,721,626)
Items not affecting cash
Depreciation	40,547	51,479	81,289	102,957
Accreted interest	0	20,834	0	69,351
Non-cash lease expense	(6,682)	490	4,708	1,042
Gain on disposal of assets	0	(500,000)	0	(500,000)
Unrealized foreign exchange (gain) loss	(10,472)	629	(10,477)	1,812
Change in non-cash operating assets & liabilities
Accounts receivable	(122,055)	37,353	(332,980)	0
Prepaid expenses, sundry and other assets	(6,296)	40,006	(52,403)	(205,121)
Accounts payable, accrued liabilities and employee costs payable	248,807	851,294	795,274	1,352,435
Cash flows provided from (used in) operating activities	89,728	(338,569)	75,552	(899,150)
Investing activities
Sale of property and equipment	0	500,000	0	500,000
Cash flows provided from investing activities	0	500,000	0	500,000
Increase (decrease) in cash	89,728	161,431	75,552	(399,150)
Cash, beginning of period	69,546	211,364	83,722	771,945
Cash, end of period	$ 159,274	$ 372,795	$ 159,274	$ 372,795